EXHIBIT A - SCHEDULE OF MILESTONES PARENTHETICALS (Details) (USD $)	Jun. 23, 2013	Dec. 23, 2011	Jun. 23, 2011
EXHIBIT A - SCHEDULE OF MILESTONES PARENTHETICALS
Total escrow shares	1,500,000	6,000,000	0
Escrow Shares earned and released to Ventures stockholder	3,000,000	3,000,000	3,000,000
Escrow shares par value	$ 0.20	$ 0.25	$ 0.20
Shares on the date of release and recorded as compensation	600,000	750,000	600,000